Expense Example, No Redemption {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-15 - Fidelity Real Estate Income Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Real Estate Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 496
3 Years	700
5 Years	920
10 Years	1,553
Fidelity Advisor Real Estate Income Fund: Class M
Expense Example, No Redemption:
1 Year	497
3 Years	703
5 Years	925
10 Years	1,564
Fidelity Advisor Real Estate Income Fund: Class C
Expense Example, No Redemption:
1 Year	175
3 Years	542
5 Years	933
10 Years	1,834
Fidelity Advisor Real Estate Income Fund: Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Real Estate Income Fund: Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738